ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	$ 28	$ 2
Other comprehensive (loss) gain before hedging activities	310	16
Other comprehensive gain (loss) resulting from hedging activities	3	10
Accumulated other comprehensive income, ending balance	341	28
Currency Translation Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	32	48
Other comprehensive (loss) gain before hedging activities	295	(18)
Other comprehensive gain (loss) resulting from hedging activities	(20)	2
Accumulated other comprehensive income, ending balance	307	32
Cash Flow Hedge Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	8	0
Other comprehensive (loss) gain before hedging activities	0	0
Other comprehensive gain (loss) resulting from hedging activities	23	8
Accumulated other comprehensive income, ending balance	31	8
Pension and other Post-Retirement Benefit Plan Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	(12)	(46)
Other comprehensive (loss) gain before hedging activities	15	34
Other comprehensive gain (loss) resulting from hedging activities	0	0
Accumulated other comprehensive income, ending balance	$ 3	$ (12)